Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Summary of Effect on Financial Statements on Adoption of IFRS No.17
1) Consolidated statement of financial position as of January 1, 2022

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Assets			Assets
Cash and due from financial institutions	￦	31,009,374	Cash and due from financial institutions	￦	31,677,868	￦	668,494
Financial assets at fair value through profit or loss		66,005,815	Financial assets at fair value through profit or loss		71,656,497		5,650,682
Derivative financial assets		3,721,370	Derivative financial assets		3,721,370		—
Loans measured at amortized cost		417,900,273	Loans measured at amortized cost		414,384,822		(3,515,451)
Financial investments		104,847,871	Financial investments		107,691,616		2,843,745
Investments in associates and joint ventures		448,718	Investments in associates and joint ventures		448,718		—
			Insurance contract assets		4,672		4,672
			Reinsurance contract assets		1,646,494		1,646,494
Property and equipment		5,239,898	Property and equipment		5,239,898		—
Investment property		2,514,944	Investment property		2,514,944		—
Intangible assets		3,266,357	Intangible assets		1,786,812		(1,479,545)
Net defined benefit assets		100,083	Net defined benefit assets		100,083		—
Current income tax assets		98,798	Current income tax assets		98,798		—
Deferred income tax assets		159,093	Deferred income tax assets		159,093		—
Assets held for sale		237,318	Assets held for sale		237,318		—
Assets of a disposal group held for sale		171,749	Assets of a disposal group held for sale		171,749		—
Other assets		28,174,173	Other assets		14,174,195		(13,999,978)

Total assets	￦	663,895,834	Total assets	￦	655,714,947	￦	(8,180,887)

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Liabilities			Liabilities
Financial liabilities at fair value through profit or loss	￦	12,088,980	Financial liabilities at fair value through profit or loss	￦	12,088,980	￦	—
Derivative financial liabilities		3,682,258	Derivative financial liabilities		3,684,334		2,076
Deposits		372,023,918	Deposits		377,046,282		5,022,364
Borrowings		56,912,374	Borrowings		56,912,374		—
Debentures		67,430,188	Debentures		67,430,188		—
Insurance liabilities		57,165,936	Insurance contract liabilities		54,446,927		(2,719,009)
			Reinsurance contract liabilities		41,377		41,377
Provisions		808,604	Provisions		777,590		(31,014)
Net defined benefit liabilities		225,521	Net defined benefit liabilities		225,521		—
Current income tax liabilities		662,672	Current income tax liabilities		663,506		834
Deferred Income tax liabilities		1,470,981	Deferred Income tax liabilities		1,876,736		405,755
Other liabilities		43,130,482	Other liabilities		31,155,093		(11,975,389)

Total liabilities	￦	615,601,914	Total liabilities	￦	606,348,908	￦	(9,253,006)

Equity			Equity
Share capital	￦	2,090,558	Share capital	￦	2,090,558	￦	—
Hybrid securities		2,838,221	Hybrid securities		2,838,221		—
Capital surplus		16,940,231	Capital surplus		16,940,231		—
Accumulated other comprehensive income		1,047,274	Accumulated other comprehensive income		1,375,644		328,370
Accumulated other comprehensive income relating to assets of a disposal group held for sale		7,671	Accumulated other comprehensive income relating to assets of a disposal group held for sale		7,671		—
Retained earnings		25,672,815	Retained earnings		26,416,564		743,749
Treasury shares		(1,136,188)	Treasury shares		(1,136,188)		—
Non-controlling interests		833,338	Non-controlling interests		833,338		—

Total equity	￦	48,293,920	Total equity	￦	49,366,039	￦	1,072,119

2) Consolidated statement of financial position as of December 31, 2022

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Assets			Assets
Cash and due from financial institutions	￦	32,063,421	Cash and due from financial institutions	￦	32,474,750	￦	411,329
Financial assets at fair value through profit or loss		64,935,344	Financial assets at fair value through profit or loss		70,092,497		5,157,153
Derivative financial assets		9,446,134	Derivative financial assets		9,446,580		446
Loans measured at amortized cost		436,530,502	Loans measured at amortized cost		433,038,931		(3,491,571)
Financial investments		116,588,575	Financial investments		115,452,659		(1,135,916)
Investments in associates and joint ventures		682,670	Investments in associates and joint ventures		682,669		(1)
			Insurance contract assets		83,304		83,304
			Reinsurance contract assets		1,495,966		1,495,966
Property and equipment		4,991,467	Property and equipment		4,991,467		—
Investment property		3,148,340	Investment property		3,148,340		—
Intangible assets		3,200,399	Intangible assets		1,858,470		(1,341,929)
Net defined benefit assets		478,934	Net defined benefit assets		478,934		—
Current income tax assets		204,690	Current income tax assets		204,690		—
Deferred income tax assets		251,085	Deferred income tax assets		188,372		(62,713)
Assets held for sale		211,758	Assets held for sale		211,758		—
Other assets		28,437,529	Other assets		14,815,439		(13,622,090)

Total assets	￦	701,170,848	Total assets	￦	688,664,826	￦	(12,506,022)

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Liabilities			Liabilities
Financial liabilities at fair value through profit or loss	￦	12,271,604	Financial liabilities at fair value through profit or loss	￦	12,271,604	￦	—
Derivative financial liabilities		9,506,709	Derivative financial liabilities		9,509,769		3,060
Deposits		388,888,452	Deposits		393,928,904		5,040,452
Borrowings		71,717,366	Borrowings		71,717,366		—
Debentures		68,698,203	Debentures		68,698,203		—
Insurance liabilities		58,230,303	Insurance contract liabilities		45,969,434		(12,260,869)
			Reinsurance contract liabilities		31,728		31,728
Provisions		968,819	Provisions		933,701		(35,118)
Net defined benefit liabilities		85,745	Net defined benefit liabilities		85,745		—
Current income tax liabilities		997,675	Current income tax liabilities		998,681		1,006
Deferred Income tax liabilities		22,693	Deferred Income tax liabilities		1,561,857		1,539,164
Other liabilities		40,140,365	Other liabilities		28,850,033		(11,290,332)

Total liabilities	￦	651,527,934	Total liabilities	￦	634,557,025	￦	(16,970,909)

Equity			Equity
Share capital	￦	2,090,558	Share capital	￦	2,090,558	￦	—
Hybrid securities		4,434,251	Hybrid securities		4,434,251		—
Capital surplus		16,940,731	Capital surplus		16,940,731		—
Accumulated other comprehensive income		(2,713,053)	Accumulated other comprehensive income		1,249,922		3,962,975
Retained earnings		28,446,513	Retained earnings		28,948,425		501,912
Treasury shares		(836,188)	Treasury shares		(836,188)		—
Non-controlling interests		1,280,102	Non-controlling interests		1,280,102		—

Total equity	￦	49,642,914	Total equity	￦	54,107,801	￦	4,464,887

3) Consolidated statement of comprehensive income for the year ended December 31, 2022

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Net interest income	￦	13,112,934	Net interest income *	￦	11,515,325	￦	(1,597,609)
Interest income		20,788,518	Interest income		20,787,577		(941)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		19,912,128	Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		19,841,175		(70,953)
Interest income on financial instruments measured at fair value through profit or loss		876,390	Interest income on financial instruments measured at fair value through profit or loss		929,735		53,345
			Insurance finance interest income		16,667		16,667
Interest expenses		(7,675,584)	Interest expenses		(9,272,252)		(1,596,668)
Interest expenses		(7,675,584)	Interest expenses		(7,776,631)		(101,047)
			Insurance finance interest expense		(1,495,621)		(1,495,621)
Net fee and commission income		3,321,632	Net fee and commission income		3,514,902		193,270
Fee and commission income		5,121,520	Fee and commission income		5,125,930		4,410
Fee and commission expense		(1,799,888)	Fee and commission expense		(1,611,028)		188,860
Net insurance income		696,513	Insurance service result		1,311,091		614,578
Insurance income		17,136,842	Insurance income		10,072,490		(7,064,352)
Insurance income		17,136,842	Insurance income		9,550,101		(7,586,741)
			Reinsurance income		522,389		522,389
Insurance expense		(16,440,329)	Insurance expense		(8,761,399)		7,678,930
Insurance expense		(16,440,329)	Insurance service expense		(7,989,645)		8,450,684
			Reinsurance expense		(771,754)		(771,754)
Net gains (losses) on financial instruments at fair value through profit or loss		247,357	Net gains (losses) on financial instruments at fair value through profit or loss		(1,139,818)		(1,387,175)
			Other insurance finance income		841,227		841,227
Net other operating expenses		(2,365,791)	Net other operating expenses		(2,262,123)		103,668
General and administrative expenses		(7,537,802)	General and administrative expenses		(6,643,654)		894,148
Operating income before provision for credit losses		7,474,843	Operating income before provision for credit losses		7,136,950		(337,893)

IFRS No.4		IFRS No.17		Net increase (decrease)
(In millions of Korean won)
Provision for credit losses	(1,835,988)	Provision for credit losses	(1,847,775)	(11,787)
Net operating income	5,638,855	Net operating income	5,289,175	(349,680)
Net non-operating income	156,771	Net non-operating income	160,569	3,798
Share of loss of associates and joint ventures	(28,758)	Share of loss of associates and joint ventures	(28,755)	3
Net other non-operating income (expenses)	185,529	Net other non-operating income (expenses)	189,324	3,795
Profit before income tax expense	5,795,626	Profit before income tax expense	5,449,744	(345,882)
Income tax expense	(1,622,387)	Income tax expense	(1,518,343)	104,044
Profit for the year	4,173,239	Profit for the year	3,931,401	(241,838)
Other comprehensive income for the year, net of tax	(3,511,437)	Other comprehensive income for the year, net of tax	123,168	3,634,605
Comprehensive income that will not be reclassified to profit or loss	(652,979)	Comprehensive income that will not be reclassified to profit or loss	(653,319)	(340)
Remeasurements of net defined benefit liabilities	239,702	Remeasurements of net defined benefit liabilities	239,701	(1)
Share of other comprehensive income of associates and joint ventures	183	Share of other comprehensive income of associates and joint ventures	183	—
Gains on equity securities at fair value through other comprehensive income	(931,731)	Gains on equity securities at fair value through other comprehensive income	(932,058)	(327)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	38,867	Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	38,855	(12)
Comprehensive income that may be reclassified subsequently to profit or loss	(2,858,458)	Comprehensive income that may be reclassified subsequently to profit or loss	776,487	3,634,945
Currency translation differences	164,530	Currency translation differences	165,568	1,038
Losses on debt securities at fair value through other comprehensive income	(2,375,084)	Losses on debt securities at fair value through other comprehensive income	(5,342,895)	(2,967,811)
Share of other comprehensive income (loss) of associates and joint ventures	(545)	Share of other comprehensive income (loss) of associates and joint ventures	(545)	—
Gains (losses) on cash flow hedging instruments	31,474	Gains (losses) on cash flow hedging instruments	26,168	(5,306)
Gains (losses) on hedging instruments of net investments in foreign operations	(79,085)	Gains (losses) on hedging instruments of net investments in foreign operations	(79,085)	—

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Other comprehensive loss arising from separate account		(159,619)					159,619
Gains on overlay adjustment		(440,129)					440,129
			Insurance finance income(expense)		6,007,276		6,007,276
Total comprehensive income for the year	￦	661,802	Total comprehensive income for the year	￦	4,054,569	￦	3,392,767

Profit attributable to:		4,173,239	Profit attributable to:		3,931,401		(241,838)
Shareholders of the Parent Company		4,394,830	Shareholders of the Parent Company		4,152,992		(241,838)
Non-controlling interests		(221,591)	Non-controlling interests		(221,591)		—
Total comprehensive income for the year attributable to:		661,802	Total comprehensive income for the year attributable to:		4,054,569		3,392,767
Shareholders of the Parent Company		869,854	Shareholders of the Parent Company		4,262,621		3,392,767
Non-controlling interests		(208,052)	Non-controlling interests		(208,052)		—

*	Includes insurance interest income and insurance interest expense on insurance contract assets and liabilities.